LEASES - Right-of-use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 285.2	$ 101.9	$ 80.4
Leasehold land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	2.7	3.7
Lease buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	41.2	7.9
Collaboration assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 241.3	$ 90.3